GOLDMAN SACHS TRUST

Goldman Sachs Energy Infrastructure Funds

Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Energy Infrastructure Fund

(the “Funds”)

Supplement dated January 11, 2023 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”), each dated March 30, 2022

Effective immediately, Ganesh V. Jois no longer serves as a portfolio manager for the Funds. Kyri Loupis and Matthew Cooper will continue to serve as portfolio managers for the Funds.

Additionally, effective immediately, Christopher A. Schiesser will begin serving as portfolio manager for the Goldman Sachs MLP Energy Infrastructure Fund and Akif Irfan will begin serving as portfolio manager for the Goldman Sachs Energy Infrastructure Fund.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to Mr. Jois in his capacity as a portfolio manager to the Funds in the Summary Prospectuses, Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Goldman Sachs MLP Energy Infrastructure Fund’s Summary Prospectuses:

Portfolio Managers: Kyri Loupis, Managing Director, has managed the Fund since 2013; Matthew Cooper, Vice President, has managed the Fund since 2014; and Christopher A. Schiesser, Vice President, has managed the Fund since 2023.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Energy Infrastructure Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Goldman Sachs Energy Infrastructure Fund’s Summary Prospectuses:

Portfolio Managers: Kyri Loupis, Managing Director, has managed the Fund since 2017; Matthew Cooper, Vice President, has managed the Fund since 2017; and Akif Irfan, Vice President, has managed the Fund since 2023.

The following two rows are added to the table under the “Energy & Infrastructure Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Christopher A. Schiesser Vice President	Portfolio Manager— MLP Energy Infrastructure	Since 2023	Mr. Schiesser joined the Investment Adviser in 2015 and is a portfolio manager for the Energy & Infrastructure Team.
Akif Irfan Vice President	Portfolio Manager— Energy Infrastructure	Since 2023	Mr. Irfan joined the Investment Adviser in 2011 and is a portfolio manager for the Energy & Infrastructure Team.

This Supplement should be retained with your Summary Prospectuses, Prospectuses and SAI for future reference.

ENERGYTBDSTK 01-23